Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

11. Leases

Operating leases of the Group mainly include land use rights and leases of offices, retail stores, charging stations and delivery and servicing centers and the finance lease was lease of certain offices and manufacturing base production plants.

The components of lease expenses were as follows:

	For the Year Ended December 31,
	2022	2023	2024
Lease cost
Finance lease cost:
Amortization of assets	—	—	31,512
Interest of lease liabilities	—	—	32,985
Operating lease cost	698,280	1,059,148	1,611,726
Short‑term lease cost	54,683	108,689	146,184
Total	752,963	1,167,837	1,822,407

11. Leases (Continued)

Supplemental information related to leases was as follows (in thousands, except lease terms and discount rate):

	For the Year Ended December 31,
	2022	2023	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows payments for operating leases	610,490	1,159,891	1,627,155
Operating cash flows payments for finance leases (interest payments)	—	—	6,000
Right-of-use assets obtained in exchange for lease liabilities:
Right-of-use assets obtained in exchange for new operating lease liabilities	2,071,200	3,010,986	3,381,451

	As of December 31,
	2023	2024
Operating Leases
Land use rights, net	1,249,551	1,521,107
Operating lease right-of-use assets, net (excluding land use rights)	4,689,679	6,802,856
Total operating lease right-of-use assets, net	5,939,230	8,323,963
Operating lease liabilities, current	1,146,437	1,438,092
Operating lease liabilities, non-current	3,677,961	5,735,738
Total operating lease liabilities	4,824,398	7,173,830

	As of December 31,
	2023	2024
Finance Leases
Property, plant and equipment, net	—	759,259
Total finance lease assets, net	—	759,259
Finance lease liabilities, current	—	95,205
Finance lease liabilities, non-current	—	642,984
Total finance lease liabilities	—	738,189

	As of December 31,
	2023	2024
Weighted-average remaining lease term
Land use rights	48 years	45 years
Operating leases	9 years	7 years
Finance leases	—	4 years
Weighted-average discount rate
Land use rights	—	3.3%
Operating leases	5.8%	4.8%
Finance leases	—	6.9%

11. Leases (Continued)

Maturities of lease liabilities were as follows:

	For the Year Ending December 31,
	Operating	Finance
	Leases	Leases
2025	1,648,656	129,692
2026	1,383,765	111,384
2027	1,193,035	115,840
2028	1,048,707	529,115
2029	761,695	—
Thereafter	2,374,252	—
Total undiscounted lease payments	8,410,110	886,031
Less: imputed interest	(1,236,280)	(147,842)
Total lease liabilities	7,173,830	738,189